UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH GLOBAL

EQUITY FUND

FORM N-Q

JULY 31, 2011

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited)	July 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.4%
Compagnie Generale des Etablissements Michelin, Class B Shares	3,490	$292,292	(a)
Sumitomo Rubber Industries Inc.	26,100	337,611	(a)

Total Auto Components		629,903

Automobiles - 3.6%
Bayerische Motoren Werke AG	10,661	1,068,935	(a)
DaimlerChrysler AG, Registered Shares	15,013	1,092,274	(a)
Fuji Heavy Industries Ltd.	139,000	1,117,440	(a)
Nissan Motor Co., Ltd.	57,400	614,207	(a)
Toyota Motor Corp.	29,800	1,219,643	(a)

Total Automobiles		5,112,499

Distributors - 0.7%
Imperial Holdings Ltd.	53,160	913,459	(a)

Hotels, Restaurants & Leisure - 0.7%
Brinker International Inc.	40,600	975,212

Media - 1.5%
DIRECTV, Class A Shares	19,800	1,003,464	*
Vivendi Universal SA	44,431	1,059,534	(a)

Total Media		2,062,998

Multiline Retail - 1.5%
Kohl’s Corp.	8,500	465,035
Macy’s Inc.	19,800	571,626
Target Corp.	20,500	1,055,545

Total Multiline Retail		2,092,206

Specialty Retail - 0.6%
Ross Stores Inc.	5,500	416,735
TJX Cos. Inc.	8,400	464,520

Total Specialty Retail		881,255

Textiles, Apparel & Luxury Goods - 0.4%
Industria de Diseno Textil S.A.	6,403	578,197	(a)

TOTAL CONSUMER DISCRETIONARY		13,245,729

CONSUMER STAPLES - 9.1%
Beverages - 0.3%
Constellation Brands Inc., Class A Shares	24,300	495,477	*

Food & Staples Retailing - 3.8%
Alimentation Couche-Tard Inc., Class B Shares	14,900	470,181
Kesko Oyj, Class B Shares	7,869	304,891	(a)
Kroger Co.	40,800	1,014,696
Tesco PLC	167,604	1,050,783	(a)
Wal-Mart Stores Inc.	46,780	2,465,774

Total Food & Staples Retailing		5,306,325

Food Products - 2.6%
Archer-Daniels-Midland Co.	15,000	455,700
Nutreco Holding NV	10,385	721,564	(a)
Smithfield Foods Inc.	29,700	653,994	*
Suedzucker AG	29,669	1,047,002	(a)
Tyson Foods Inc., Class A Shares	47,900	841,124

Total Food Products		3,719,384

Household Products - 0.5%
Kimberly-Clark Corp.	10,000	653,600

Tobacco - 1.9%
Imperial Tobacco Group PLC	42,413	1,468,358	(a)
Lorillard Inc.	11,500	1,221,530

Total Tobacco		2,689,888

TOTAL CONSUMER STAPLES		12,864,674

ENERGY - 12.8%
Energy Equipment & Services - 0.8%
Patterson-UTI Energy Inc.	31,800	1,034,454

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 12.0%
Apache Corp.	5,900	$729,948
BP PLC	162,783	1,223,692	(a)
Chevron Corp.	23,570	2,451,752
ConocoPhillips	23,300	1,677,367
Exxon Mobil Corp.	34,925	2,786,666
Marathon Oil Corp.	16,200	501,714
Murphy Oil Corp.	9,700	622,934
Pacific Rubiales Energy Corp.	23,800	684,519
Polski Koncern Naftowy Orlen SA	19,400	323,853	*(a)
Repsol YPF SA	42,601	1,338,662	(a)
Royal Dutch Shell PLC, Class A Shares	58,938	2,168,012
Sasol Ltd.	9,745	487,190	(a)
Statoil ASA	33,903	829,828	(a)
Valero Energy Corp.	46,300	1,163,056

Total Oil, Gas & Consumable Fuels		16,989,193

TOTAL ENERGY		18,023,647

FINANCIALS - 15.7%
Capital Markets - 1.5%
BlackRock Inc.	5,400	963,684
Franklin Resources Inc.	4,800	609,408
Janus Capital Group Inc.	63,400	535,096

Total Capital Markets		2,108,188

Commercial Banks - 7.7%
Australia & New Zealand Banking Group Ltd.	53,516	1,222,544	(a)
Axis Bank Ltd., GDR	13,148	393,592	(a)
Bangkok Bank Public Co., Ltd.	126,900	747,957	(a)
Commerce Bancshares Inc.	6,600	270,006
Commonwealth Bank of Australia	20,585	1,112,635	(a)
Gunma Bank Ltd.	111,000	590,561	(a)
Hachijuni Bank Ltd.	74,000	410,962	(a)
Hang Seng Bank Ltd.	19,600	308,183	(a)
M&T Bank Corp.	8,200	707,168
Mitsubishi UFJ Financial Group Inc.	120,300	611,564	(a)
Mitsui Trust Holdings Inc.	139,000	511,973	(a)
National Australia Bank Ltd.	44,925	1,182,382	(a)
Nishi-Nippon City Bank Ltd.	233,000	715,513	(a)
PNC Financial Services Group Inc.	8,600	466,894
Resona Holdings Inc.	92,400	457,754	(a)
Westpac Banking Corp.	53,131	1,189,665	(a)

Total Commercial Banks		10,899,353

Consumer Finance - 1.0%
American Express Co.	10,100	505,404
Capital One Financial Corp.	18,400	879,520

Total Consumer Finance		1,384,924

Diversified Financial Services - 0.6%
African Bank Investments Ltd.	78,959	396,597	(a)
Nasdaq OMX Group Inc.	19,800	476,586	*

Total Diversified Financial Services		873,183

Insurance - 4.1%
AFLAC Inc.	18,500	852,110
Assurant Inc.	8,300	295,646
Hannover Rueckversicherung AG	12,298	638,444	(a)
Legal & General Group PLC	463,276	846,739	(a)

MetLife Inc.	13,300	548,093
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	3,623	536,317	(a)
Prudential Financial Inc.	9,100	533,988
QBE Insurance Group Ltd.	27,639	497,274	(a)
Travelers Cos. Inc.	19,700	1,086,061

Total Insurance		5,834,672

Real Estate Investment Trusts (REITs) - 0.8%
Stockland	130,147	435,429	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - continued
Westfield Group	73,715	$643,839	(a)

Total Real Estate Investment Trusts (REITs)		1,079,268

TOTAL FINANCIALS		22,179,588

HEALTH CARE - 10.1%
Biotechnology - 0.7%
Gilead Sciences Inc.	22,100	936,156	*

Health Care Equipment & Supplies - 1.0%
Medtronic Inc.	40,000	1,442,000

Health Care Providers & Services - 3.3%
Aetna Inc.	18,600	771,714
CIGNA Corp.	8,000	398,160
LifePoint Hospitals Inc.	13,600	504,560	*
Medco Health Solutions Inc.	22,200	1,395,936	*
UnitedHealth Group Inc.	32,400	1,608,012

Total Health Care Providers & Services		4,678,382

Pharmaceuticals - 5.1%
AstraZeneca PLC	35,326	1,716,441	(a)
Eli Lilly & Co.	26,000	995,800
Endo Pharmaceuticals Holdings Inc.	25,800	961,050	*
H. Lundbeck A/S	21,620	541,134	(a)
Merck & Co. Inc.	18,400	627,992
Merck KGaA	8,516	910,129	(a)
Pfizer Inc.	36,600	704,184
Roche Holding AG	4,358	781,159	(a)

Total Pharmaceuticals		7,237,889

TOTAL HEALTH CARE		14,294,427

INDUSTRIALS - 10.0%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	12,600	954,198
Northrop Grumman Corp.	15,200	919,752

Total Aerospace & Defense		1,873,950

Air Freight & Logistics - 0.8%
Deutsche Post AG	24,418	431,586	(a)
Ryder System Inc.	11,700	658,944

Total Air Freight & Logistics		1,090,530

Commercial Services & Supplies - 0.5%
R.R. Donnelley & Sons Co.	33,100	622,611

Construction & Engineering - 0.2%
Leighton Holdings Ltd.	12,756	295,398	(a)

Electrical Equipment - 0.3%
Ushio Inc.	24,700	465,896	(a)

Industrial Conglomerates - 1.9%
General Electric Co.	78,376	1,403,714
Siemens AG, Registered Shares	9,818	1,260,249	(a)

Total Industrial Conglomerates		2,663,963

Machinery - 2.7%
Caterpillar Inc.	8,500	839,715
Cummins Inc.	4,000	419,520
Komatsu Ltd.	33,000	1,029,619	(a)
Tata Motors Ltd., ADR	19,100	409,122
Volvo AB, Class B Shares	68,976	1,109,341	(a)

Total Machinery		3,807,317

Road & Rail - 0.6%
CSX Corp.	16,500	405,405
Norfolk Southern Corp.	5,900	446,630

Total Road & Rail		852,035

Trading Companies & Distributors - 1.7%
Itochu Corp.	70,600	817,910	(a)
Marubeni Corp.	81,000	607,150	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
Trading Companies & Distributors - continued
Mitsui & Co., Ltd.	52,500	$990,638	(a)

Total Trading Companies & Distributors		2,415,698

TOTAL INDUSTRIALS		14,087,398

INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 1.0%
Cisco Systems Inc.	86,200	1,376,614

Computers & Peripherals - 3.7%
Apple Inc.	6,600	2,577,168	*
Dell Inc.	84,200	1,367,408	*
Hewlett-Packard Co.	36,940	1,298,810

Total Computers & Peripherals		5,243,386

Electronic Equipment, Instruments & Components - 1.1%
Hitachi Ltd.	248,000	1,540,764	(a)

Internet Software & Services - 1.5%
Baidu.com Inc., ADR	3,500	549,745	*
Google Inc., Class A Shares	2,600	1,569,594	*

Total Internet Software & Services		2,119,339

Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials Inc.	48,800	601,216
Infineon Technologies AG	44,350	444,911	(a)
Intel Corp.	90,600	2,023,098
Micron Technology Inc.	115,100	848,287	*

Total Semiconductors & Semiconductor Equipment		3,917,512

Software - 3.0%
Adobe Systems Inc.	10,900	302,148	*
CA Inc.	22,500	501,750
Microsoft Corp.	114,300	3,131,820
Symantec Corp.	19,000	362,140	*

Total Software		4,297,858

TOTAL INFORMATION TECHNOLOGY		18,495,473

MATERIALS - 7.1%
Chemicals - 1.0%
BASF SE	10,256	931,053	(a)
Sumitomo Chemical Co., Ltd.	101,000	513,605	(a)

Total Chemicals		1,444,658

Construction Materials - 0.5%
CRH PLC	39,416	768,429	(a)

Metals & Mining - 4.8%
Anglo American PLC	8,816	415,458	(a)
BHP Billiton PLC	48,911	1,837,655	(a)
Freeport-McMoRan Copper & Gold Inc.	15,600	826,176
Grupo Mexico SA de CV, Series B Shares	212,700	784,670
KGHM Polska Miedz SA	4,107	281,183	(a)
Rio Tinto PLC	27,977	1,953,028	(a)
Voestalpine AG	12,359	640,184	(a)

Total Metals & Mining		6,738,354

Paper & Forest Products - 0.8%
Stora Enso Oyj, Class R Shares	66,683	571,952	(a)
UPM-Kymmene Oyj	34,469	537,566	(a)

Total Paper & Forest Products		1,109,518

TOTAL MATERIALS		10,060,959

TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 3.0%
BT Group PLC	242,214	793,803	(a)
Chunghwa Telecom Co., Ltd., ADR	16,320	567,283
Nippon Telegraph & Telephone Corp.	16,500	815,196	(a)
Telecom Italia SpA	569,085	714,332	(a)
Verizon Communications Inc.	38,100	1,344,549

Total Diversified Telecommunication Services		4,235,163

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - 2.8%
America Movil SAB de CV, Series L Shares, ADR	21,700	$559,860
KDDI Corp.	180	1,339,277	(a)
Softbank Corp.	15,600	608,801	(a)
Vodacom Group Ltd.	48,169	612,897	(a)
Vodafone Group PLC	275,717	776,965	(a)

Total Wireless Telecommunication Services		3,897,800

TOTAL TELECOMMUNICATION SERVICES		8,132,963

UTILITIES - 4.2%
Electric Utilities - 2.5%
Enel SpA	145,043	832,720	(a)
Kansai Electric Power Co. Inc.	59,500	1,006,086	(a)
Scottish & Southern Energy PLC	46,601	996,452	(a)
Terna SpA	145,852	660,052	(a)

Total Electric Utilities		3,495,310

Multi-Utilities - 1.7%
Centrica PLC	195,847	980,717	(a)
GDF Suez	22,291	726,892	(a)
National Grid PLC	78,026	765,403	(a)

Total Multi-Utilities		2,473,012

TOTAL UTILITIES		5,968,322

TOTAL COMMON STOCKS (Cost - $122,305,241)		137,353,180

PREFERRED STOCKS - 2.5%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
Volkswagen AG	5,804	1,159,750	(a)

FINANCIALS - 1.3%
Commercial Banks - 1.3%
Banco do Estado do Rio Grande do Sul SA, Class B Shares	57,800	585,137
Itau Unibanco Holding SA	34,100	691,301
Itausa - Investimentos Itau SA	80,187	538,768

TOTAL FINANCIALS		1,815,206

MATERIALS - 0.4%
Metals & Mining - 0.4%
Vale SA	21,000	617,603

TOTAL PREFERRED STOCKS (Cost - $3,660,930)		3,592,559

TOTAL INVESTMENTS - 99.8% (Cost - $125,966,171#)		140,945,739
Other Assets in Excess of Liabilities - 0.2%		294,527

TOTAL NET ASSETS - 100.0%		$141,240,266

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

Summary of Investments by Country **

United States	48.0%
Japan	11.6
United Kingdom	10.5
Germany	6.8
Australia	4.7
Netherlands	2.0
Brazil	1.7
South Africa	1.7
Italy	1.6
France	1.5
Spain	1.4
Finland	1.0
Mexico	0.9
Canada	0.8
Sweden	0.8
Norway	0.6
India	0.6
Switzerland	0.5
Ireland	0.5
Thailand	0.5
Austria	0.5
Poland	0.4
Taiwan	0.4
Cayman Islands	0.4
Denmark	0.4
Hong Kong	0.2

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2011 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$4,952,137	$8,293,592	—	$13,245,729
Consumer staples	8,272,076	4,592,598	—	12,864,674
Energy	13,820,422	4,203,225	—	18,023,647
Financials	8,729,664	13,449,924	—	22,179,588
Health care	10,345,564	3,948,863	—	14,294,427
Industrials	7,079,611	7,007,787	—	14,087,398
Information technology	16,509,798	1,985,675	—	18,495,473
Materials	1,610,846	8,450,113	—	10,060,959

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Telecommunication services	2,471,692	5,661,271	—	8,132,963
Utilities	—	5,968,322	—	5,968,322
Preferred stocks:
Consumer discretionary	—	1,159,750	—	1,159,750
Other preferred stocks	2,432,809	—	—	2,432,809

Total investments	$76,224,619	$64,721,120	—	$140,945,739

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2011, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic

Notes to Schedule of Investments (unaudited) (continued)

conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of July 31, 2011, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,966,667
Gross unrealized depreciation	(3,987,099)

Net unrealized appreciation	$14,979,568

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2011, the Fund did not have any derivative instruments outstanding.

During the period ended July 31, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)†	$370,401
Forward foreign currency contracts (to sell)†	750,344

†	At July 31, 2011, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 22, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 22, 2011